Investment Contract Liabilities - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Reinsurance contract held liabilities	$ 2,669	$ 2,831
Total fair value
Disclosure of performance obligations [line items]
Reinsurance contract held liabilities	978	27
Carrying amount
Disclosure of performance obligations [line items]
Reinsurance contract held liabilities	1,052	27
FVTPL | Total fair value
Disclosure of performance obligations [line items]
Fair value of reinsurance contract assets backing investment contract liabilities		0
FVOCI
Disclosure of performance obligations [line items]
Interest income from contracts	29	0
Changes in contract fair value	24	0
FVOCI | Total fair value
Disclosure of performance obligations [line items]
Fair value of reinsurance contract assets backing investment contract liabilities	669
Amortized cost
Disclosure of performance obligations [line items]
Interest income from contracts	$ 41	$ 2